Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net of capitalized interest	$ 47	$ 64	$ 397	$ 87